Financial information by segment, Depreciation, amortization and impairment charges recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial information by segment [Abstract]
Depreciation, amortization and impairment charges	$ (473,638)	$ (439,441)	$ (408,604)
Renewable Energy [Member]
Financial information by segment [Abstract]
Depreciation, amortization and impairment charges	(434,042)	(432,138)	(350,785)
Efficient Natural Gas & Heat [Member]
Financial information by segment [Abstract]
Depreciation, amortization and impairment charges	(5,430)	23,910	(26,563)
Transmission Lines [Member]
Financial information by segment [Abstract]
Depreciation, amortization and impairment charges	(32,466)	(31,286)	(30,889)
Water [Member]
Financial information by segment [Abstract]
Depreciation, amortization and impairment charges	(1,700)	73	(367)
North America [Member]
Financial information by segment [Abstract]
Depreciation, amortization and impairment charges	(182,159)	(152,946)	(197,643)
South America [Member]
Financial information by segment [Abstract]
Depreciation, amortization and impairment charges	(80,039)	(57,214)	(39,191)
EMEA [Member]
Financial information by segment [Abstract]
Depreciation, amortization and impairment charges	$ (211,440)	$ (229,281)	$ (171,770)